Derivative financial instruments - Derivative Financial Instruments (Details) - GBP (£) £ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 587	£ 999
Derivative liabilities	(1,013)	(899)
Total	(426)	100
Derivative assets - current
Disclosure of detailed information about financial instruments [line items]
Derivative assets	282	457
Derivative liabilities - current
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(144)	(145)
Total	138	312
Derivative assets - non-current
Disclosure of detailed information about financial instruments [line items]
Derivative assets	305	542
Derivative liabilities - non-current
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(869)	(754)
Total	(564)	(212)
Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	298	942
Derivative liabilities	(991)	(767)
Total	(693)	175
Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	289	57
Derivative liabilities	(22)	(132)
Total	£ 267	£ (75)